These securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Nasdaq
Composite Index® Tracking Stock

(fund number 1283, trading symbol ONEQ)

Prospectus

September 5, 2003(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109

Shares of Fidelity Nasdaq Composite Index Tracking Stock are listed and traded on The Nasdaq Stock Market®.
Except when aggregated in Creation Units, shares of Fidelity Nasdaq Composite Index Tracking Stock are not redeemable securities.

Contents

Introduction	<Click Here>	Introduction
ETF Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
ETF Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
ETF Services	<Click Here>	ETF Management
	<Click Here>	ETF Distribution
Appendix	<Click Here>	Additional Information About the Index

Prospectus

Introduction

Fidelity® Nasdaq Composite Index® Tracking Stock is an exchange-traded fund (the ETF). The ETF seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index, an index of over 3,000 stocks traded on The Nasdaq Stock Market® (Nasdaq®).

Unlike traditional mutual funds, exchange-traded funds issue and redeem shares only in large increments called "Creation Units" through certain participants, known as Authorized Participants, in the Depository Trust Company or the Continuous Net Settlement System of the National Securities Clearing Corporation. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. These are called "in-kind" transactions. Exchange-traded funds calculate their net asset value (NAV) once a day like traditional mutual funds.

Exchange-traded fund shares can also be purchased and sold in much smaller increments and for cash in the secondary market. These transactions, however, are not made at the fund's NAV, but rather are made at market prices which may vary throughout the day and may differ from the fund's NAV. Like any listed security, exchange-traded fund shares can be purchased and sold at any time a secondary market is open.

Note to Secondary Market Investors: Shares of the ETF can be purchased or redeemed directly from the ETF only in Creation Units (100,000 shares per Creation Unit) that are expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from the ETF. Some of the information contained in this prospectus, including information about buying and selling shares directly from the ETF and references to transaction fees imposed on purchases and redemptions of Creation Units, is not relevant to most investors. Shares of the ETF are also listed and traded on Nasdaq and may be purchased and sold as individual shares. Individuals interested in purchasing shares in the secondary market should contact their broker. Shares purchased or sold through a broker may be subject to commissions.

Except when aggregated in Creation Units, shares of the ETF are not redeemable securities. There is no guarantee that shares will trade at or near NAV.

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ETF Summary

Investment Summary

Investment Objective

Fidelity® Nasdaq Composite Index® Tracking Stock (ETF) seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Using a sampling technique based on quantitative analytic procedures to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
  Normally investing at least 80% of assets in common stocks included in the Index.
  Potentially using other investment techniques discussed under "Investment Details," including derivatives, to increase or decrease the ETF's exposure to changing security prices or other factors that affect security values.
  Lending securities to earn income for the ETF.

Principal Investment Risks

The ETF is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price. The net asset value (NAV) of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The ETF's shares are listed on The Nasdaq Stock Market® (Nasdaq®) and trade at market prices. Although it is expected that the market price of the ETF's shares will approximate the ETF's NAV, there is no guarantee that will be the case.
  Correlation to Index. The performance of the ETF and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
  Trading Issues. There can be no assurance that an active trading market will be maintained. Trading may be halted, for example, due to market conditions.

In addition, the ETF is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

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ETF Summary - continued

An investment in the ETF is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Performance history will be available for the ETF after it has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Creation Units of the ETF. The annual fund operating expenses provided below for the ETF are based on estimated expenses. Investors purchasing shares in the secondary market are not subject to the transaction fees shown below, but may be subject to costs charged by their broker, such as commissions.

Shareholder fees (paid by the Authorized Participant directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Transaction fee on purchases and redemptionsA	$5,000
Additional charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)	up to $10,000

A A transaction fee of $5,000 will be charged when you purchase or redeem Creation Units of the ETF. An additional fee of up to $10,000 will be charged if you do not purchase or redeem shares through the Continuous Net Settlement System of the NSCC. Accordingly, the maximum transaction fee charge may be $15,000. If you buy or sell shares in the secondary market through a broker, you may incur customary brokerage commissions.

Annual operating expenses (paid from fund assets)

Management fee		0.24%
Distribution and/or Service (12b-1) feesA		0.09%
Other expensesB		0.19%
License fee	0.06%
Total annual fund operating expenses		0.52%
Less Waiver		0.22%
Net ExpensesC		0.30%

A The 12b-1 fee will be paid to Nasdaq for marketing services provided to the ETF.

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B Based on estimated amounts for the current fiscal year.

C FMR has agreed to waive a portion of its management fee until September 17, 2006, to the extent necessary to maintain the ETF's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 0.30%.

The ETF issues and redeems shares in Creation Units on an in-kind basis for securities included in the Index. Except when aggregated in Creation Units, ETF shares are not redeemable. This example helps you compare the cost of investing in ETF shares with the cost of investing in traditional mutual funds.

Let's say, hypothetically, that the ETF's annual return is 5% and that the ETF's annual operating expenses are exactly as described in the fee table. Note that because the ETF will only issue shares in Creation Units, the presentation below of a $10,000 investment is for illustration purposes only. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example includes FMR's fee waiver, but does not include the brokerage commissions that secondary market investors may incur to buy and sell ETF shares or transaction fees on purchases and redemptions of Creation Units. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 31
3 years	$ 97

The anticipated approximate value of one Creation Unit of the ETF, as of August 26, 2003, is $7,080,000. Assuming an investment of $7,080,000, payment of the standard $5,000 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and assuming that the ETF's operating expenses remain the same, including FMR's fee waiver, here's how much you would pay in total expenses if you sell a Creation Unit at the end of each time period indicated:

1 year	$ 31,724
3 years	$ 78,282

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ETF Basics

Investment Details

Investment Objective

Fidelity Nasdaq Composite Index Tracking Stock seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index.

Principal Investment Strategies

The ETF may not always hold all of the same securities as the Index. FMR may use statistical sampling techniques to attempt to replicate the returns of the Index. Statistical sampling techniques attempt to match the investment characteristics of the Index and the ETF by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

FMR normally invests at least 80% of the ETF's assets in common stocks included in the Index. The Nasdaq Composite Index is a widely recognized, market capitalization-weighted index that is designed to represent the performance of Nasdaq securities and includes over 3,000 stocks.

The ETF may not track the Index perfectly because differences between the Index and the ETF's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the ETF and the Index are valued can cause differences in performance. Information about the premiums and discounts at which the ETF's shares have traded is available at www.fidelity.com.

FMR may lend the ETF's securities to broker-dealers or other institutions to earn income for the ETF.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the ETF's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the ETF may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities in the Index include, but are not limited to, common stocks, American Depositary Receipts, shares of beneficial interest, and REITs. Equity securities not included in the Index, but in which the ETF may invest, include preferred stock, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the ETF's performance. The ETF's NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The ETF's reaction to these developments will be affected by the types of securities in which the ETF invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the ETF's level of investment in the securities of that issuer. To the extent that the Index concentrates in the securities of a particular industry or group of industries, FMR may similarly concentrate the ETF's investments. The ETF's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the ETF's assets in a single issuer, the ETF's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the ETF they may be worth more or less than what you paid for them, which means that you could lose money.

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ETF Basics - continued

The following factors can significantly affect the ETF's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Fluctuation of Net Asset Value and Share Price. The NAV of the ETF's shares will generally fluctuate with changes in the market value of the ETF's holdings. The ETF's shares are listed on Nasdaq and can be bought and sold in the secondary market at market prices. Although a share's market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may pay more than the shares' NAV when buying shares in the secondary market and receive less than their NAV when selling those shares.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. FMR believes that, under normal market conditions, large discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

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Correlation to Index. The performance of the ETF and the Index may vary somewhat due to factors such as fees and expenses of the ETF, imperfect correlation between the ETF's securities and those in the Index, timing differences associated with additions to and deletions from the Index, and changes in the shares outstanding of the component securities. The ETF may not be fully invested at times. The use of sampling techniques or futures or other derivative positions may affect the ETF's ability to achieve close correlation with the Index.

Trading Issues. Although shares are listed on Nasdaq, there can be no assurance that an active trading market will be maintained. Trading of shares in the secondary market may be halted, for example, due to activation of marketwide "circuit breakers."

If the Index is discontinued or FMR's license with the sponsor of the Index is terminated, the ETF may seek shareholder approval to substitute a different index or, alternatively, may liquidate the ETF if the Board of Trustees deems it to be in the best interest of shareholders.

If the ETF's shares are delisted from Nasdaq, FMR may seek to list the ETF shares on another market, merge the ETF with another exchange-traded fund or traditional mutual fund, or redeem the ETF shares at NAV.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the ETF's performance and the ETF may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Fidelity Nasdaq Composite Index Tracking Stock seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Nasdaq Composite Index Tracking Stock normally invests at least 80% of its assets in common stocks included in the Nasdaq Composite Index.

Valuing Shares

The ETF is open for business each day that either Nasdaq or the New York Stock Exchange (NYSE) is open.

The ETF's NAV is the value of a single share. Fidelity normally calculates the ETF's NAV as of the close of regular trading hours on Nasdaq (or the NYSE if Nasdaq is not open that day), normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading is restricted or as permitted by the Securities and Exchange Commission (SEC). The ETF's assets are valued as of this time for the purpose of computing the ETF's NAV.

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ETF Basics - continued

The intraday portfolio value of a Creation Unit of the ETF on a per share basis will be disseminated by Nasdaq every fifteen seconds through the Nasdaq Index Dissemination ServiceSM  (NIDSSM ). You should not view this intraday portfolio value as a "real-time" update of the ETF's actual NAV because the intraday portfolio value may not be calculated in the same manner as the NAV, which is computed once a day. The ETF is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Although the share price in the secondary market is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may pay more than the NAV when buying shares in the secondary market and receive less than NAV when selling those shares.

To the extent that the ETF's assets are traded in other markets on days when the ETF is not open for business, the value of the ETF's assets may be affected on those days. In addition, trading in some of the ETF's assets may not occur on days when the ETF is open for business.

The ETF's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

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Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with Fidelity Distributors Corporation (FDC), the ETF's distributor.

Buying and Selling Shares in the Secondary Market

Shares are listed on Nasdaq and trade in the secondary market through a broker. The market price of shares may be more or less than their NAV and you may incur broker commissions or additional charges when you buy or sell shares in the secondary market.

Purchasing Shares from the ETF in Creation Units

The criteria and procedures set forth below apply to purchases of Creation Units of ETF shares only. For more detailed information, see the SAI.

  Eligible Investors. To purchase shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in DTC or a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation (NSCC) and, in each case, must have executed a Participant Agreement with FDC. Authorized Participants are generally brokerage firms and other institutional investors. You may also make purchases outside the clearing process through a DTC Participant that has executed an agreement with FDC.
  Creation Units. Shares may be purchased directly from the ETF only in blocks of 100,000 shares known as "Creation Units." The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split, or other revaluation. The ETF will not issue fractional Creation Units. The anticipated approximate value of one Creation Unit of the ETF, as of August 26, 2003, is $7,080,000. For more detailed information, see the SAI.
  Deposit Securities. To purchase shares directly from the ETF, an Authorized Participant must submit a designated basket of securities (Deposit Securities) to the ETF. Each business day, prior to the opening of trading, FMR will designate through the NSCC the names and number of shares of each security to be included in that day's portfolio of securities. The ETF reserves the right to accept a nonconforming basket of securities. For more detailed information, see the SAI.

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Shareholder Information - continued

  Balancing Amount. In addition to the Deposit Securities, an Authorized Participant will either pay to, or receive from, the ETF an amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the Deposit Securities (Balancing Amount). The Balancing Amount serves to equalize the amount paid for a Creation Unit with the value of the Creation Unit. FMR will publish information about the previous day's Balancing Amount daily. The Authorized Participant must also pay a transaction fee in cash for purchases of Creation Units.
  Purchase Orders. Purchase orders will be processed through either a manual clearing process run by the DTC or through an enhanced clearing process available only to those DTC participants that are also participants in the CNSS of the NSCC. Authorized Participants that do not use the NSCC's enhanced clearing process will be charged an additional fee. FDC must receive conforming purchase orders in proper form by the close of regular trading on Nasdaq (or the NYSE if Nasdaq is not open that day), normally 4:00 p.m. Eastern time, and all other procedures set forth in the Participant Agreement must be followed, in order to receive that day's closing NAV. As further described in the SAI, all nonconforming orders must be received by FDC no later than 3:00 p.m. Eastern time in order to receive that day's closing NAV.
  Transaction Fees. A fixed transaction fee of $5,000 is applicable to each purchase, regardless of the number of Creation Units purchased. An additional fee of up to $10,000 will be applied to purchases effected through the manual DTC clearing process and in the limited circumstances specified in the SAI. Accordingly, the maximum transaction fee charge may be $15,000. The transaction fee is charged to offset the estimated costs associated with issuing Creation Units. In addition, you may incur brokerage and other costs in purchasing enough shares to make a Creation Unit.

Redeeming Shares of the ETF in Creation Units

The redemption process is essentially the reverse of the purchase process. To redeem shares of the ETF, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks in proper form. FDC will provide a list of Authorized Participants upon request. For more detailed information, see the SAI.

  Fund Securities. Redemption proceeds will be paid in-kind with a basket of securities (Fund Securities). The Fund Securities you receive will generally be the same as that required to purchase Creation Units on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening of trading. The ETF reserves the right to honor a redemption request with a nonconforming redemption basket.

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  Cash Redemption Amount. You will either receive from or pay to the ETF a Cash Redemption Amount in cash, depending on whether the NAV of a Creation Unit is higher or lower than the value of the Fund Securities. If you are receiving a Cash Redemption Amount, the amount tendered will be reduced by the amount of the applicable transaction fee.
  Redemption Orders. All redemption orders must be processed through either a manual clearing process run by the DTC or through an enhanced clearing process available only to those DTC participants that are also participants in the CNSS of the NSCC. Authorized Participants that do not use the NSCC's enhanced clearing process will be charged an additional fee. FDC must receive conforming redemption orders in proper form by the close of regular trading on Nasdaq (or the NYSE if Nasdaq is not open that day), normally 4:00 p.m. Eastern time, and all other procedures set forth in the Participant Agreement must be followed, in order to receive that day's closing NAV. As further described in the SAI, all nonconforming orders must be received by FDC no later than 3:00 p.m. Eastern time in order to receive that day's closing NAV.
  Transaction Fees. A fixed transaction fee of $5,000 is applicable to each redemption, regardless of the number of Creation Units redeemed. An additional fee of up to $10,000 will be applied to redemptions effected through the manual DTC clearing process and in the limited circumstances specified in the SAI. Accordingly, the maximum transaction fee charge may be $15,000. The transaction fee is charged to offset the estimated costs associated with redeeming Creation Units. In addition, you may incur brokerage and other costs in purchasing enough shares to make a Creation Unit.

Precautionary Notes

  Note to Investment Companies. For purposes of the Investment Company Act of 1940 (1940 Act), shares are issued by the ETF, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.
  Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from the ETF. Because new Creation Units may be issued on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase Creation Units from the ETF, break them down into individual ETF shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new ETF shares with an active selling effort involving solicitation of secondary market demand for ETF shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Shareholder Information - continued

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

  Notes to Authorized Participants. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

  Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of the ETF. FMR will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Dividends and Capital Gain Distributions

The ETF earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. A percentage of certain dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). The ETF also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.

The ETF normally pays dividends, if any, quarterly in March, June, September, and December, and capital gain distributions in December and January.

Tax Consequences

As with any investment, your investment in the ETF could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

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Taxes on distributions. Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If investors buy shares when the ETF has realized but not yet distributed income or capital gains, they will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on transactions. Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

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ETF Services

ETF Management

Fidelity Nasdaq Composite Index Tracking Stock is an exchange-traded fund.

FMR is the ETF's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2003, FMR had approximately $26.7 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR is responsible for handling the ETF's business affairs.

Geode Capital Management, LLC (Geode) serves as a sub-adviser for the ETF. Geode chooses the ETF's investments and places orders to buy and sell the ETF's investments.

As of July 31, 2003, Geode had approximately $29.3 billion in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the ETF. FMRC may provide investment advisory services for the ETF.

FMRC is an affiliate of FMR. As of March 31, 2003, FMRC had approximately $394.8 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The ETF pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The ETF's annual management fee rate is 0.24% of its average net assets.

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ETF Services - continued

FMR may pay FMRC for providing sub-advisory services.

FMR pays Geode for providing investment management services.

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FMR has agreed to waive a portion of its management fee to the extent management fees and other expenses exceed 0.30% in the aggregate until September 17, 2006. FMR retains the ability to be repaid by the ETF prior to that date if expenses fall below the specified limit. This arrangement can decrease the ETF's expenses and boost its performance.

ETF Distribution

FDC distributes the ETF's shares.

The ETF has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the ETF is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of ETF shares. The ETF may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The ETF currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.09% of its average net assets throughout the month. The 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of shareholders to do so.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the ETF, provided that the ETF receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the ETF or FDC. This prospectus and the related SAI do not constitute an offer by the ETF or by FDC to sell shares of the ETF to or to buy shares of the ETF from any person to whom it is unlawful to make such offer.

Other Service Providers

JPMorgan Chase Bank, located at 270 Park Avenue, New York, New York 10017, serves as the ETF's transfer agent and custodian.

Prospectus

Appendix

Additional Information About the Index

The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. Oversight responsibility for the Nasdaq Composite Index, including methodology, is handled by The Nasdaq Stock Market, Inc.

FMR Corp. has entered into a license agreement with The Nasdaq Stock Market, Inc. to use the Nasdaq Composite Index. FMR Corp. is sub-licensing rights in the Nasdaq Composite Index to Fidelity Nasdaq Composite Index Tracking Stock (collectively the "Licensee").

The shares of Fidelity Nasdaq Composite Index Tracking Stock (the ETF) are not sponsored, endorsed, or sold by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the shares of the ETF. The Corporations make no representation or warranty, express or implied to the owners of the shares of the ETF or any member of the public regarding the advisability of investing in securities generally or in the shares of the ETF particularly, or the ability of the Nasdaq Composite Index® to track general stock market performance. Nasdaq licenses Nasdaq®, the Nasdaq Composite®, and Nasdaq Composite Index® trademarks, certain trade names of Nasdaq and the use of the Nasdaq Composite Index®, which is determined, composed and calculated by Nasdaq without regard to Licensee or the ETF. Nasdaq has no obligation to take the needs of the Licensee or the owners of the shares of the ETF into consideration in determining, composing or calculating the Nasdaq Composite Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the shares of the ETF to be issued or in the determination or calculation of the equation by which the shares of the ETF are to be converted into cash or in kind. The Corporations have no liability in connection with the administration or trading of the shares of the ETF.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Prospectus

Appendix - continued

Additional information regarding the Index is available on www.nasdaq.com.

Prospectus

Notes

Notes

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you may be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

You can obtain additional information about the ETF. The ETF's SAI includes more detailed information about the ETF and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the ETF has completed its first annual or semi-annual period. The ETF's annual and semi-annual reports include a discussion of the ETF's holdings and recent market conditions and the ETF's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the ETF, call Fidelity at 1-800-FIDELITY. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the ETF's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the ETF, including the ETF's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2546

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Nasdaq, Nasdaq Composite, Nasdaq Composite Index and the Nasdaq Stock Market are registered trademarks of The Nasdaq Stock Market, Inc.

The third party marks appearing above are the marks of their respective owners.

1.783650.102 ETF-pro-0903

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Nasdaq Composite Index®

Fund

(fund number 1282, trading symbol FEIFF)

Prospectus

September 5, 2003

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Additional Information About the Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

Fidelity® Nasdaq Composite Index® Fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Using a sampling technique based on quantitative analytic procedures to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
  Normally investing at least 80% of assets in common stocks included in the Index.
  Potentially using other investment techniques discussed under "Investment Details," including derivatives, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)A	0.75%
Annual index fund fee (for fund balances under $10,000)	$10.00

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

Annual operating expenses (paid from fund assets)

Management fee		0.24%
Distribution and/or Service (12b-1) feesA		0.06%
Other expensesB		0.37%
License fee	0.06%
Total annual fund operating expenses		0.67%
Less Waiver		0.22%
Net ExpensesC		0.45%

A The 12b-1 fee will be paid to Nasdaq for marketing services provided to the fund.

B Based on estimated amounts for the current fiscal year.

C FMR has agreed to waive a portion of its management fee until September 17, 2006, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 0.45%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes FMR's fee waiver, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Nasdaq Composite Index Fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index.

Principal Investment Strategies

The fund may not always hold all of the same securities as the Index. FMR may use statistical sampling techniques to attempt to replicate the returns of the Index. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

FMR normally invests at least 80% of the fund's assets in common stocks included in the Index. The Nasdaq Composite Index is a widely recognized, market capitalization-weighted index that is designed to represent the performance of Nasdaq securities and includes over 3,000 stocks.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities in the Index include, but are not limited to, common stocks, American Depositary Receipts, shares of beneficial interest, and REITs. Equity securities not included in the Index, but in which the fund may invest, include preferred stock, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent that the Index concentrates in the securities of a particular industry or group of industries, FMR may similarly concentrate the fund's investments. The fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in the Index, timing differences associated with additions to and deletions from the Index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with the Index.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Fidelity Nasdaq Composite Index Fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Nasdaq Composite Index Fund normally invests at least 80% of its assets in common stocks included in the Nasdaq Composite Index.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the fund through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

(circle7) Your name;

(circle7) Your account number;

(circle7) Name of fund whose shares you want to buy or sell; and

(circle7) Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$5,000

There is no minimum balance or initial or subsequent purchase minimum for assets held in employee benefit plans (including Fidelity sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by FMR and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, there is no minimum balance or initial or subsequent purchase minimum for assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA bought with the proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer, the employee benefit plan satisfies the requirements described above. There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM  or a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. In addition, the fund may waive or lower purchase minimums in other circumstances.

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

The fund may reject or cancel any purchase orders, including exchanges, for any reason.

Prospectus

For example, the fund does not permit market timing because short-term or other excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Selling Shares

The price to sell one share of the fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

The fund will deduct a 0.75% short-term trading fee from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 90 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

Prospectus

Shareholder Information - continued

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $5,000 to keep your fund position open, except fund positions not subject to balance minimums.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

Prospectus

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

Prospectus

The fund charges an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The index fund fee does not apply to assets held in employee benefit plans (including Fidelity-sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP-IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by FMR and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, this fee does not apply to assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA purchased with proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer the employee benefit plan satisfies the requirements described above.

Fidelity deducts $10.00 from each fund position at the time the December distribution is credited to each fund position. If the amount of the distribution is not sufficient to pay the fee, the index fund fee may be deducted directly from your fund balance.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $5,000, for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. A percentage of certain dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December and January.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for the fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Fidelity Nasdaq Composite Index Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2003, FMR had approximately $26.7 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR is responsible for handling the fund's business affairs.

Geode Capital Management LLC, (Geode) serves as a sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments.

As of July 31, 2003, Geode had approximately $29.3 billion in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

FMRC is an affiliate of FMR. As of March 31, 2003, FMRC had approximately $394.8 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The fund's annual management fee rate is 0.24% of its average net assets.

Prospectus

Fund Services - continued

FMR may pay FMRC for providing sub-advisory services.

FMR pays Geode for providing investment management services.

FMR has agreed to waive a portion of its management fee to the extent management fees and other expenses exceed 0.45% in the aggregate until September 17, 2006. FMR retains the ability to be repaid by the fund prior to that date if expenses fall below the specified limit. This arrangement can decrease the fund's expenses and boost its performance.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of fund shares. The fund may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.06% of its average net assets throughout the month. The 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of shareholders to do so.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Additional Information About the Index

The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. Oversight responsibility for the Nasdaq Composite Index, including methodology, is handled by The Nasdaq Stock Market, Inc.

FMR Corp. has entered into a license agreement with The Nasdaq Stock Market, Inc. to use the Nasdaq Composite Index. FMR Corp. is sub-licensing rights in the Nasdaq Composite Index to Fidelity Nasdaq Composite Index Fund (collectively the "Licensee").

The shares of Fidelity Nasdaq Composite Index Fund (the fund) are not sponsored, endorsed, or sold by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the shares of the fund. The Corporations make no representation or warranty, express or implied to the owners of the shares of the fund or any member of the public regarding the advisability of investing in securities generally or in the shares of the fund particularly, or the ability of the Nasdaq Composite Index® to track general stock market performance. Nasdaq licenses Nasdaq®, the Nasdaq Composite®, and Nasdaq Composite Index® trademarks, certain trade names of Nasdaq and the use of the Nasdaq Composite Index®, which is determined, composed and calculated by Nasdaq without regard to Licensee or the fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the shares of the fund into consideration in determining, composing or calculating the Nasdaq Composite Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the shares of the fund to be issued or in the determination or calculation of the equation by which the shares of the fund are to be converted into cash or in kind. The Corporations have no liability in connection with the administration or trading of the shares of the fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ COMPOSITE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Prospectus

Appendix - continued

Additional information regarding the Index is available on www.nasdaq.com.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2546

Fidelity, Fidelity Investments & (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

Nasdaq, Nasdaq Composite, Nasdaq Composite Index, and The Nasdaq Stock Market are registered trademarks of The Nasdaq Stock Market, Inc.

The third party marks appearing above are the marks of their respective owners.

1.783652.102 EIF-pro-0903